Accounting judgments, estimates and assumptions - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands			11 Months Ended	12 Months Ended
	Aug. 27, 2021	Aug. 26, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 27, 2022
Share warrant obligation
Number of shares per warrant	1
Exercise price	$ 11.50
Number of warrants converted		20,250,000	20,249,993	20,249,993
Revenue				$ 479,688	$ 434,094	$ 260,892
Income tax expense				3,760	1,127	862
Tax liability			$ 4,250	4,250	814
Trade and other payables			30,521	30,521	26,573
Trade and other receivables			45,372	45,372	45,087
Platform commissions				129,623	117,229	75,163
Long-term deferred platform commission fees			94,682	94,682	116,533
Game operation cost				44,036	18,945	17,390
General and administrative expense				36,119	23,031	$ 3,689
Accumulated deficit			$ (320,194)	$ (320,194)	$ (327,497)
Estimate average discount rate			30.00%	30.00%
EV/EBITDA
Share warrant obligation
Estimate average discount rate			2.00%	2.00%
MX Capital Ltd
Share warrant obligation
Revenue			$ 2,096
Estimate average discount rate			19.30%	19.30%
Fair value of sellers earn-outs							$ 2,297
Kismet Acquisition One Corp
Share warrant obligation
Number of shares per warrant		1
Exercise price		$ 11.50
Number of warrants converted		20,249,993	20,250,000	20,250,000
Fair value of warrants	$ 8,100
Volatility
Share warrant obligation
Percentage of increase			10.00%	10.00%
Percentage of decrease			10.00%	10.00%
Volatility | Warrants
Share warrant obligation
Percentage of increase			10.00%	10.00%
Percentage of decrease			10.00%	10.00%
Increase in fair value				$ 3,235
Decrease in fair value				2,187
Volatility | Share-based payments reserve
Share warrant obligation
Increase in fair value				286,084
Decrease in fair value				$ 291,952
Starting share price
Share warrant obligation
Percentage of increase			10.00%	10.00%
Percentage of decrease			10.00%	10.00%
Starting share price | Warrants
Share warrant obligation
Percentage of increase			10.00%	10.00%
Percentage of decrease			10.00%	10.00%
Increase in fair value				$ 2,168
Decrease in fair value				2,078
Starting share price | Share-based payments reserve
Share warrant obligation
Increase in fair value				20,826
Decrease in fair value				$ 20,783
Target payback on marketing ivestments measurement inputs | MX Capital Ltd
Share warrant obligation
Term of decrease in input parameters				30 days
Term of increase in input parameters				30 days
Change in fair value of founders earn-outs by decrease in input parameters				$ 160
Change in fair value of call options by increase in input parameters				290
Change in fair value of put options by decrease in input parameters				36
Change in fair value of put options by increase in input parameters				$ 119
Risk-free rate | MX Capital Ltd
Share warrant obligation
Percentage of increase			0.10%	0.10%
Percentage of decrease			0.10%	0.10%
Change in fair value of call options by decrease in input parameters				$ 6
Risk-free rate | MX Capital Ltd | Minimum
Share warrant obligation
Change in fair value of put options by decrease in input parameters				82
Risk-free rate | MX Capital Ltd | Maximum
Share warrant obligation
Change in fair value of put options by decrease in input parameters				$ 83
Risk-free rate | Warrants
Share warrant obligation
Percentage of increase			10.00%	10.00%
Percentage of decrease			10.00%	10.00%
Increase in fair value				$ 154
Decrease in fair value				$ 112
Revenue multiple measurement inputs | MX Capital Ltd
Share warrant obligation
Percentage of increase			10.00%	10.00%
Percentage of decrease			10.00%	10.00%
Change in fair value of call options by increase in input parameters				$ 209
Change in fair value of put options by increase in input parameters				$ 162
Sigma | MX Capital Ltd
Share warrant obligation
Percentage of increase			10.00%	10.00%
Percentage of decrease			10.00%	10.00%
Change in fair value of founders earn-outs by decrease in input parameters				$ 74
Change in fair value of sellers earn-outs by decrease in input parameters				66
Change in fair value of sellers earn-outs by increase in input parameters				131
Change in fair value of put options by increase in input parameters				$ 70
Discount rate based on risk-free rate
Share warrant obligation
Assumptions used in measurement of financial instruments issued as part of investment in associates			4.23	4.23
Multiples of Enterprise Value to Net bookings
Share warrant obligation
Assumptions used in measurement of financial instruments issued as part of investment in associates			1.26	1.26
Enterprise Value to Investor's consolidated management EBITDA
Share warrant obligation
Assumptions used in measurement of financial instruments issued as part of investment in associates			7.06	7.06